Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-11241
Entity Registrant Name	CATERPILLAR FINANCIAL SERVICES CORPORATION
Entity Central Index Key	0000764764
Entity Tax Identification Number	37-1105865
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2120 West End Avenue
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203-0001
City Area Code	615
Local Phone Number	341-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Medium-Term Notes, Series K, 4.850% Notes Due 2029
Trading Symbol	CAT/29
Security Exchange Name	NYSE
Entity Emerging Growth Company	false